13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30,2003

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      November 12,2003

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	51
Form 13F Information Table Value Total: 	$195413

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     5100   119860 SH       SOLE                   119860
American International Group   COM              026874107     5200    90128 SH       SOLE                    90128
Amgen Inc.                     COM              031162100      347     5380 SH       SOLE                     5380
Anadarko Petroleum Corp        COM              032511107     4616   110528 SH       SOLE                   110528
Automatic Data Processing      COM              053015103     5247   146348 SH       SOLE                   146348
Bank of New York Inc.          COM              064057102     5401   185542 SH       SOLE                   185542
Baxter International Conv 7%   PFD              071813406      745    14150 SH       SOLE                    14150
Baxter International Inc.      COM              071813109     5352   184164 SH       SOLE                   184164
Chevron Corp.                  COM              166751107      226     3164 SH       SOLE                     3164
Cisco Systems Inc.             COM              17275r102     7602   389043 SH       SOLE                   389043
Citigroup Inc                  COM              172967101     7836   172183 SH       SOLE                   172183
Comcast Corp Special Cl A      CL A SPL         20030n200     6034   204271 SH       SOLE                   204271
Costco Companies Inc           COM              22160k105     5589   179825 SH       SOLE                   179825
Diageo ADR                     SPON ADR NEW     25243q205     5725   129662 SH       SOLE                   129662
Eli Lilly & Company            COM              532457108     5179    87183 SH       SOLE                    87183
Exxon Corp                     COM              30231g102      311     8486 SH       SOLE                     8486
Fannie Mae                     COM              313586109     5765    82128 SH       SOLE                    82128
Freddie Mac                    COM              313586109     5915   112993 SH       SOLE                   112993
General Dynamics Corp          COM              369550108     5643    72294 SH       SOLE                    72294
General Electric Company       COM              369604103     6111   205001 SH       SOLE                   205001
Goldman Sachs Group Inc        COM              38141g104     6054    72152 SH       SOLE                    72152
Home Depot Inc                 COM              437076102     6985   219308 SH       SOLE                   219308
HSBC Holdings ADR              SPON ADR NEW     404280406     4989    75589 SH       SOLE                    75589
Impac Mortgage Holdings Inc    COM              45254P102      227    14040 SH       SOLE                    14040
Int'l Business Machines Corp   COM              459200101      418     4731 SH       SOLE                     4731
Intel Corp.                    COM              458140100      256     9302 SH       SOLE                     9302
JP Morgan Chase & Co           COM              46625h100      279     8119 SH       SOLE                     8119
Johnson & Johnson              COM              478160104      201     4055 SH       SOLE                     4055
Liberty Media - A              CL A             530718105     6057   607565 SH       SOLE                   607565
Microsoft Corp.                COM              594918104     7300   262689 SH       SOLE                   262689
Monsanto Corp                  COM              61166w101      613    25592 SH       SOLE                    25592
Nextwave Telecom Inc Cl B      CL B             65332m103     1553   477967 SH       SOLE                   477967
Openwave Systems Inc           COM              683718100       44    10406 SH       SOLE                    10406
Oracle Corp                    COM              68389x105      437    38967 SH       SOLE                    38967
Pepsico Inc                    COM              713448108     6610   144219 SH       SOLE                   144219
Pfizer Inc.                    COM              717081103     6188   203696 SH       SOLE                   203696
Proctor & Gamble Co            COM              742718109      279     3007 SH       SOLE                     3007
Qualcomm Inc                   COM              747525103    17305   415589 SH       SOLE                   415589
S&P Dep Receipts Trust Series  UNIT SER 1       78462f103      204     2040 SH       SOLE                     2040
S B C Communications           COM              78387g103      247    11081 SH       SOLE                    11081
Samaritan Pharmaceuticals      COM              79586q108       32    53500 SH       SOLE                    53500
Schering-Plough                COM              806605101     4346   285179 SH       SOLE                   285179
Smith International            COM              832110100      576    16022 SH       SOLE                    16022
Sprint PCS Group               COM SER 1        852061506       75    13137 SH       SOLE                    13137
Sun Microsystems Inc.          COM              866810104      145    43956 SH       SOLE                    43956
Target Corporation             COM              239753106     6372   169338 SH       SOLE                   169338
Verizon Communications Inc     COM              92343v104      205     6312 SH       SOLE                     6312
Walt Disney Co                 COM DISNEY       254687106     5773   286211 SH       SOLE                   286211
Washington Mutual Inc          COM              939322103     6418   163024 SH       SOLE                   163024
Waste Management Inc           COM              94106l109     5817   222270 SH       SOLE                   222270
Yum! Brands                    COM              988498101     5464   184455 SH       SOLE                   184455